Subsequent Events (Details Textual) - $ / shares		12 Months Ended
	Apr. 14, 2015	Dec. 31, 2014
Subsequent Event [Line Items]
Subscription Agreement With Affiliate, Number Shares Issued		500,000
Dividends Payable, Amount Per Share	$ 0.50
Warrants Exchange Conversion Ratio Description	three warrants in exchange for one ordinary share